Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
November 30, 2023
LDB-NPRT1-0124
1.9904953.101
Nonconvertible Bonds - 59.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	35,000	34,473
5.539% 2/20/26	20,000	20,005
Verizon Communications, Inc. 0.75% 3/22/24	45,000	44,335
		98,813
Media - 0.6%
Magallanes, Inc.:
3.428% 3/15/24	25,000	24,808
3.788% 3/15/25	16,000	15,593
		40,401
Wireless Telecommunication Services - 0.5%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	32,000	31,123
TOTAL COMMUNICATION SERVICES		170,337
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 3.0%
American Honda Finance Corp.:
0.55% 7/12/24	20,000	19,406
2.15% 9/10/24	26,000	25,321
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (b)(c)	25,000	24,940
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (b)(c)	50,000	49,998
3.95% 4/13/24	20,000	19,841
Hyundai Capital America:
2.65% 2/10/25 (d)	32,000	30,835
5.8% 6/26/25 (d)	15,000	14,996
		185,337
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (b)(c)	25,000	25,000
Specialty Retail - 1.5%
AutoZone, Inc. 3.625% 4/15/25	36,000	35,107
Lowe's Companies, Inc. 4% 4/15/25	36,000	35,286
The Home Depot, Inc. 3.75% 2/15/24	25,000	24,912
		95,305
TOTAL CONSUMER DISCRETIONARY		305,642
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 3.9% 2/1/25	16,000	15,655
Enbridge, Inc.:
2.15% 2/16/24	35,000	34,709
2.5% 1/15/25	20,000	19,299
5.969% 3/8/26	16,000	15,985
Enterprise Products Operating LP 3.75% 2/15/25	16,000	15,698
MPLX LP 4.875% 12/1/24	25,000	24,726
The Williams Companies, Inc. 4.55% 6/24/24	35,000	34,742
		160,814
FINANCIALS - 35.0%
Banks - 21.6%
Bank of America Corp.:
2.456% 10/22/25 (b)	30,000	29,045
3.366% 1/23/26 (b)	33,000	31,970
3.384% 4/2/26 (b)	20,000	19,320
4.125% 1/22/24	50,000	49,883
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8002% 1/10/25 (b)(c)	40,000	39,847
3.3% 2/5/24	50,000	49,773
5.2% 12/12/24	45,000	44,785
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (b)(c)	50,000	49,901
3.4% 2/11/24	50,000	49,768
5.25% 12/6/24	45,000	44,844
Canadian Imperial Bank of Commerce:
1% 10/18/24	20,000	19,213
2.25% 1/28/25	33,000	31,728
3.1% 4/2/24	50,000	49,576
Citigroup, Inc.:
0.981% 5/1/25 (b)	75,000	73,305
3.106% 4/8/26 (b)	33,000	31,819
4.14% 5/24/25 (b)	52,000	51,523
Fifth Third Bancorp 3.65% 1/25/24	25,000	24,902
JPMorgan Chase & Co.:
0.563% 2/16/25 (b)	75,000	74,078
2.301% 10/15/25 (b)	30,000	29,086
4.023% 12/5/24 (b)	50,000	49,997
PNC Financial Services Group, Inc. 3.5% 1/23/24	25,000	24,911
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (b)(c)	50,000	50,005
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6913% 7/29/24 (b)(c)	50,000	49,949
5.66% 10/25/24	20,000	20,011
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (b)(c)	50,000	49,956
1.45% 1/10/25	33,000	31,596
2.35% 3/8/24	25,000	24,781
4.285% 9/13/24	20,000	19,796
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (b)(c)	25,000	24,551
2.5% 8/1/24	36,000	35,181
4% 5/1/25	32,000	31,101
U.S. Bancorp 2.4% 7/30/24	46,000	44,981
Wells Fargo & Co.:
2.164% 2/11/26 (b)	47,000	44,879
3.75% 1/24/24	25,000	24,927
3.908% 4/25/26 (b)	32,000	31,147
		1,352,135
Capital Markets - 7.2%
Bank of New York Mellon Corp. 2.1% 10/24/24	70,000	67,873
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (b)(c)	75,000	75,157
1.757% 1/24/25 (b)	50,000	49,667
3.5% 1/23/25	20,000	19,503
Moody's Corp. 3.75% 3/24/25	36,000	35,218
Morgan Stanley:
0.791% 1/22/25 (b)	125,000	123,915
3.62% 4/17/25 (b)	45,000	44,582
NASDAQ, Inc. 5.65% 6/28/25	2,000	2,005
State Street Corp. 4.857% 1/26/26 (b)	35,000	34,596
		452,516
Consumer Finance - 3.1%
Ally Financial, Inc. 3.875% 5/21/24	25,000	24,732
American Express Co.:
2.25% 3/4/25	10,000	9,601
3% 10/30/24	26,000	25,396
6.338% 10/30/26 (b)	16,000	16,218
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (b)(c)	15,000	14,962
1.343% 12/6/24 (b)	25,000	24,993
3.9% 1/29/24	25,000	24,918
4.166% 5/9/25 (b)	20,000	19,698
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (b)(c)	20,000	20,005
0.5% 6/18/24	17,000	16,532
		197,055
Financial Services - 1.3%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	40,000	39,917
Corebridge Financial, Inc. 3.5% 4/4/25	26,000	25,195
The Western Union Co. 2.85% 1/10/25	16,000	15,451
		80,563
Insurance - 1.8%
American International Group, Inc. 4.125% 2/15/24	35,000	34,851
Equitable Financial Life Global Funding 1.1% 11/12/24 (d)	33,000	31,562
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	45,000	44,753
		111,166
TOTAL FINANCIALS		2,193,435
HEALTH CARE - 5.4%
Biotechnology - 1.3%
AbbVie, Inc.:
3.8% 3/15/25	20,000	19,619
3.85% 6/15/24	25,000	24,738
Amgen, Inc. 5.25% 3/2/25	35,000	34,868
		79,225
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp.:
1.9% 6/1/25	17,000	16,128
3.45% 3/1/24	25,000	24,849
		40,977
Health Care Providers & Services - 1.9%
Cigna Group 0.613% 3/15/24	35,000	34,491
CVS Health Corp.:
2.625% 8/15/24	26,000	25,436
4.1% 3/25/25	16,000	15,745
HCA Holdings, Inc. 5.25% 4/15/25	16,000	15,876
Humana, Inc. 3.85% 10/1/24	25,000	24,604
		116,152
Pharmaceuticals - 1.6%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	34,191
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	35,000	34,388
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,423
		103,002
TOTAL HEALTH CARE		339,356
INDUSTRIALS - 1.9%
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (d)	11,000	11,064
Machinery - 1.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.613% 9/13/24 (b)(c)	75,000	74,983
Otis Worldwide Corp. 2.056% 4/5/25	17,000	16,255
		91,238
Trading Companies & Distributors - 0.2%
Air Lease Corp. 0.7% 2/15/24	16,000	15,825
TOTAL INDUSTRIALS		118,127
INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC/EMC Corp. 4% 7/15/24	35,000	34,598
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (b)(c)	50,000	49,976
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	33,000	31,584
		81,560
Software - 1.1%
Oracle Corp. 2.95% 11/15/24	46,000	44,811
Roper Technologies, Inc. 2.35% 9/15/24	25,000	24,329
		69,140
TOTAL INFORMATION TECHNOLOGY		185,298
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	16,000	15,961
UTILITIES - 4.1%
Electric Utilities - 3.2%
Duke Energy Corp. 3.75% 4/15/24	55,000	54,636
Eversource Energy 4.2% 6/27/24	16,000	15,847
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (b)(c)	50,000	49,930
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (b)(c)	75,000	75,012
Tampa Electric Co. 3.875% 7/12/24	7,000	6,919
		202,344
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (b)(c)	40,000	39,984
Sempra 3.3% 4/1/25	16,000	15,485
		55,469
TOTAL UTILITIES		257,813
TOTAL NONCONVERTIBLE BONDS (Cost $3,739,868)		3,746,783

U.S. Treasury Obligations - 31.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% to 5.24% 3/21/24 to 6/13/24	1,374,000	1,347,692
U.S. Treasury Notes 3% 6/30/24	600,000	591,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,941,699)		1,939,630

Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	5,539	5,533
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A2, 5.95% 8/25/25	19,000	19,032
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	25,000	25,010
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8481% 12/26/24 (b)(c)	881	881
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	390	390
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	25,000	25,058
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	7,742	7,716
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	3,044	2,981
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 5/15/25 (b)(c)	260	260
Series 2022-3 Class A2A, 3.81% 9/15/25	3,522	3,508
Series 2023 2 Class A2A, 5.5% 6/15/26	9,626	9,607
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	14,000	14,057
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	2,000	2,003
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	9,688	9,642
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	3,077	3,071
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	10,000	9,994
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	25,000	24,367
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	4,003	3,997
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 2/15/25 (b)(c)	1,554	1,554
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	2,583	2,576
Series 2023-A Class A2A, 5.27% 6/20/25	8,644	8,624
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	4,557	4,543
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	8,089	8,052
Series 2022-4 Class A2A, 4.6% 11/17/25	4,776	4,758
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	20,000	19,983
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	4,319	4,304
Series 2022-C, Class A2A, 5.35% 11/17/25	10,039	10,023
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	4,728	4,716
Series 2023-2 Class A2, 5.92% 11/16/26	12,000	12,043
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,079
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	5,000	5,006
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	11,000	11,000
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	12,509	12,491
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	17,000	16,992
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	11,000	11,028
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	9,092	9,068
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	11,000	11,006
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.894% 10/15/25 (b)(c)	2,901	2,901
Series 2023-C Class A2A, 5.57% 12/15/26	14,000	13,984
Series 2023-D Class A2A, 5.91% 2/16/27	8,000	8,026
TOTAL ASSET-BACKED SECURITIES (Cost $369,680)		369,864

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $140,753)	140,725	140,753

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $6,192,000)	6,197,030
NET OTHER ASSETS (LIABILITIES) - 1.0%	62,421
NET ASSETS - 100.0%	6,259,451

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,419 or 3.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	19,547	426,310	305,104	1,099	-	-	140,753	0.0%
Total	19,547	426,310	305,104	1,099	-	-	140,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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